Variable Interest Entities - VIE Financials (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 2,394		$ 70,588		$ 2,394		$ 8,726	[1]
Restricted cash	20		5,517		20		819	[1]
Investments held by Ben	457,771		674,170		457,771		497,221
Other assets, net	28,783		19,883		28,783		32,903	[1]
Total assets	1,457,005		3,141,008		1,457,005		2,910,695	[1]
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	104,958		37,332		104,958		65,724	[1]
Other liabilities	16,979		12,359		16,979		14,622	[1]
Customer ExAlt Trusts loan payable, net	48,660		65,674		48,660		52,129	[1]
Total liabilities	273,694		241,434		273,694		231,789	[1]
Shareholder's equity:
Treasury stock	(3,444)		(3,444)		(3,444)		(3,444)	[1]
Noncontrolling interests	563,636		277,888		563,636		142,213	[1]
Accumulated other comprehensive income	391		(1,326)		391		9,900	[1]
Total equity	932,259	$ 1,805,494	991,686	$ 984,887	932,259	$ 1,805,494	1,728,413	[1]	$ 1,092,996	$ 986,348	$ 1,280,947	$ 1,842,649	$ 676,493
Revenues
Investment income (loss), net	(13)	(17,099)	(10,811)	2,091	487	(42,216)	(54,010)		15,534	132,620
Loss on financial instruments, net	(42,775)	(21,037)	(56,011)	(2,180)	(46,236)	(33,058)	(51,421)		31,837	(30,670)
Interest and dividend income	114	97	73		230	182	412		7,398	2,082
Total revenues	(42,761)	(37,945)	(66,618)	2,364	(45,504)	(74,991)	(104,903)		55,311	140,329
Operating expenses
Interest expense	5,114	3,590	2,110		8,898	7,209	15,471		27,457	32,551
Provision (provision credit) for credit losses	0	(10)	9,383	0	0	18,781	20,580		18,755	0
Professional services	6,657	14,232	5,449	4,939	17,030	22,089	38,422		17,801	19,045
Other expenses	5,150	6,726	6,149		12,092	13,799	28,269		13,895	7,564
Total operating expenses	339,003	35,055	33,216	25,601	1,492,230	83,960	148,269		126,431	187,742
Net loss	(381,764)	(73,887)	(100,906)	(22,964)	(1,537,734)	(160,235)	(252,100)		(105,133)	(50,872)
Net income (loss) attributable to noncontrolling interests	(14,196)	(72,651)	(60,267)		(58,748)	(108,898)	(136,942)		(43,383)	7,168
Variable Interest Entity, Primary Beneficiary
ASSETS
Investments held by Ben	457,548				457,548		491,859	[1]
Operating expenses
Net income (loss) attributable to noncontrolling interests	(3,592)	(72,843)	(55,229)	$ (12,832)	(17,458)	(101,554)	(117,861)		(30,513)	47,582
Variable Interest Entity, Primary Beneficiary | Customer ExAlt Trusts
ASSETS
Cash and cash equivalents	812		10,024		812		3,259
Restricted cash	20		5,517		20		819
Investments held by Ben	457,548		659,921		457,548		491,859
Other assets, net	5,542		3,361		5,542		5,891
Total assets	463,922		678,823		463,922		501,828
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	1,820		5,350		1,820		1,945
Other liabilities	108		479		108		132
Customer ExAlt Trusts loan payable, net	48,660		65,674		48,660		52,129
Total liabilities	50,588		71,503		50,588		54,206
Shareholder's equity:
Treasury stock	(3,444)		(3,444)		(3,444)		(3,444)
Noncontrolling interests	(138,441)		982		(138,441)		(118,299)
Accumulated other comprehensive income	391		(1,326)		391		9,900
Total equity	(141,494)		(3,788)		(141,494)		(111,843)
Revenues
Investment income (loss), net	(13)	(17,099)	(10,811)		487	(42,216)	(54,010)		15,534	132,620
Loss on financial instruments, net	(41,875)	(16,391)	(44,661)		(43,679)	(16,402)	(35,085)		29,512	(15,838)
Interest and dividend income	2	10	0		10	14	54		7,110	1,798
Total revenues	(41,886)	(33,480)	(55,472)		(43,182)	(58,604)	(89,041)		52,156	118,580
Operating expenses
Interest expense	1,794	1,965	1,046		3,668	4,294	8,956		0	4,675
Provision (provision credit) for credit losses	0	0	4,774		0	12,607	13,843		14,319	0
Professional services	885	2,374	0		2,146	2,956	5,032		350	0
Other expenses	26	0	1,860		383	600	1,905		695	502
Total operating expenses	2,705	4,339	7,680		6,197	20,457	29,736		15,364	5,177
Net loss	(44,591)	(37,819)	(63,152)		(49,379)	(79,061)	(118,777)		36,792	113,403
Net income (loss) attributable to noncontrolling interests	$ (3,592)	$ (72,843)	$ (55,229)		$ (17,458)	$ (101,554)	$ (117,861)		$ (30,513)	$ 47,582

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.